Segment Reporting (Details) - USD ($) $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015		Sep. 30, 2015 [2]	Jun. 30, 2015 [2]	Mar. 31, 2015 [2]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting
Total operating revenues		$ 232		$ 272	$ 283	$ 234	$ 224	[2]	$ 256	$ 259	$ 214	$ 1,021	[3]	$ 953	[3]	$ 828	[3]
Cost of operations												306		321		277
Depreciation and amortization	[3]											297		297		233
Impairment losses	[3],[4]											183		0		0
General and administrative	[3]											14		10		8
Acquisition-related transaction and integration costs	[3]											1		3		4
Operating Income		(99)		118	128	73	71	[2]	102	99	50	220	[3]	322	[3]	306	[3]
Equity in earnings of unconsolidated affiliates	[3],[4]											60		31		22
Other income, net	[3]											3		3		6
Loss on debt extinguishment	[3],[4]											0		(9)		(1)
Interest expense	[3]											(268)		(254)		(211)
Income Before Income Taxes														93		122
Net Income		(139)		$ 67	$ 81	$ 6	20	[2]	$ 47	$ 50	$ (24)	15	[3],[5]	93	[3],[5],[6]	122	[3],[5],[6]
Equity Method Investments	[7]	1,152					797					1,152		797
Total Assets	[7]	8,620					8,622					8,620		8,622
Capital Expenditures		23	[8]				30	[9]				23	[8]	30	[9]
Conventional Generation [Member]
Segment Reporting
Total operating revenues												333		336		317
Cost of operations												66		59		55
Depreciation and amortization												80		81		82
Impairment losses												0
General and administrative												0		0		0
Acquisition-related transaction and integration costs												0		0		0
Operating Income												187		196		180
Equity in earnings of unconsolidated affiliates												13		14		14
Other income, net												1		1		0
Loss on debt extinguishment														(7)		0
Interest expense												(48)		(48)		(53)
Income Before Income Taxes														156		141
Net Income												153
Equity Method Investments		106					110					106		110
Total Assets		1,993					2,102					1,993		2,102
Capital Expenditures		7					4					7		4
Corporate
Segment Reporting
Total operating revenues												0		0		0
Cost of operations												0		0		0
Depreciation and amortization												0		0		0
Impairment losses												0
General and administrative												14		10		8
Acquisition-related transaction and integration costs												1		3		4
Operating Income												(15)		(13)		(12)
Equity in earnings of unconsolidated affiliates												0		0		0
Other income, net												0		0		1
Loss on debt extinguishment														0		0
Interest expense												(66)		(52)		(25)
Income Before Income Taxes														(65)		(36)
Net Income												(81)
Equity Method Investments							0							0
Total Assets		213					22					213		22
Capital Expenditures		0					0					0		0
Thermal [Member]
Segment Reporting
Total operating revenues												170		174		195
Cost of operations												114		126		139
Depreciation and amortization												20		19		18
Impairment losses												0
General and administrative												0		0		0
Acquisition-related transaction and integration costs												0		0		0
Operating Income												36		29		38
Equity in earnings of unconsolidated affiliates												0		0		0
Other income, net												0		0		0
Loss on debt extinguishment														0		0
Interest expense												(7)		(7)		(7)
Income Before Income Taxes														22		31
Net Income												29
Equity Method Investments		0					0					0		0
Total Assets		426					428					426		428
Capital Expenditures		14					20					14		20
Renewables
Segment Reporting
Total operating revenues												518		443		316
Cost of operations												126		136		83
Depreciation and amortization												197		197		133
Impairment losses												183
General and administrative												0		0		0
Acquisition-related transaction and integration costs												0		0		0
Operating Income												12		110		100
Equity in earnings of unconsolidated affiliates												47		17		8
Other income, net												2		2		5
Loss on debt extinguishment														(2)		(1)
Interest expense												(147)		(147)		(126)
Income Before Income Taxes														(20)		$ (14)
Net Income												(86)
Equity Method Investments		1,046					687					1,046		687
Total Assets		5,988					6,070					5,988		6,070
Capital Expenditures		$ 2					$ 6					$ 2		$ 6
Southern California Edison [Member] | Conventional Generation [Member]
Segment Reporting
Customer's Percentage of Total Revenue												21.00%		23.00%		24.00%
Southern California Edison [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue												21.00%		17.00%		7.00%
PG&E [Member] | Conventional Generation [Member]
Segment Reporting
Customer's Percentage of Total Revenue												12.00%		13.00%		15.00%
PG&E [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue												11.00%		12.00%		13.00%

[1]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[2]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	(a) Includes accruals.
[9]	(a) Includes accruals.